Sales of Certain Receivables Sales of Service Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Other current assets	$ 1,537		$ 1,813
Accounts payable and accrued liabilities	7,152		8,084
Other current liabilities	405		410
Factoring Arrangement [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revolving receivables facility, maximum borrowing capacity		$ 950		$ 750
Revolving receivables facility, outstanding borrowings	907		750
Other current assets	207		206
Accounts payable and accrued liabilities	17		0
Other current liabilities	$ 129		$ 73